Fair Value Disclosures - Level 3 Rollforwards (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains (losses) (realized and unrealized)	$ 79,200	$ (217,000)	$ 5,900
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains (losses) (realized and unrealized)	(33,600)	(44,500)	(1,700)
Change in unrealized gains/(losses) included in other comprehensive income relating to instruments still held	19,400	(11,000)
Corporate equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	22,270	52,192	21,739
Total gains (losses) (realized and unrealized)	24,914	(11,407)	3,353
Purchases	31,669	69,065	896
Sales	(22,759)	(28,159)	(1,623)
Settlements	(3,977)	(18,208)	52
Issuances	0	0	0
Net transfers into (out of) Level 3	75	(5,057)	(2,147)
Ending Balance	52,192	58,426	22,270
Change in unrealized gains/(losses) relating to instruments still held	23,665	(13,848)	2,606
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	48	0	313
Total gains (losses) (realized and unrealized)	0	(2,649)	60
Purchases	0	(4,322)	(373)
Sales	0	11,458	48
Settlements	0	0	0
Issuances	0	0	0
Net transfers into (out of) Level 3	(48)	0	0
Ending Balance	0	4,487	48
Change in unrealized gains/(losses) relating to instruments still held	0	1,928	0
Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	26,036	9,484	25,005
Total gains (losses) (realized and unrealized)	(439)	(4,860)	(3,723)
Purchases	10,352	8,900	36,850
Sales	(23,364)	(13,854)	(34,077)
Settlements	(1,679)	(379)	(1,968)
Issuances	0	0	0
Net transfers into (out of) Level 3	(1,422)	8,199	3,949
Ending Balance	9,484	7,490	26,036
Change in unrealized gains/(losses) relating to instruments still held	(2,606)	(6,176)	(3,768)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	522	522	523
Total gains (losses) (realized and unrealized)	0	(381)	(1)
Purchases	0	(457)	0
Sales	0	0	0
Settlements	0	(524)	0
Issuances	0	0	0
Net transfers into (out of) Level 3	0	1,180	0
Ending Balance	522	340	522
Change in unrealized gains/(losses) relating to instruments still held	0	383	1
CDOs and CLOs
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	42,184	36,105	54,354
Total gains (losses) (realized and unrealized)	(16,258)	(514)	(27,238)
Purchases	356,650	49,658	112,239
Sales	(353,330)	(38,147)	(101,226)
Settlements	(10,247)	(12,494)	(367)
Issuances	0	0	0
Net transfers into (out of) Level 3	17,106	(5,820)	4,422
Ending Balance	36,105	28,788	42,184
Change in unrealized gains/(losses) relating to instruments still held	(9,495)	(2,330)	(20,262)
Municipal securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0		27,257
Total gains (losses) (realized and unrealized)			(1,547)
Purchases			0
Sales			(25,710)
Settlements			0
Issuances			0
Net transfers into (out of) Level 3			0
Ending Balance			0
Change in unrealized gains/(losses) relating to instruments still held			0
Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	26,077	19,603	38,772
Total gains (losses) (realized and unrealized)	(6,970)	(1,669)	(10,817)
Purchases	3,118	1,954	6,805
Sales	(12,816)	(2,472)	(26,193)
Settlements	(513)	(152)	(115)
Issuances	0	0	0
Net transfers into (out of) Level 3	10,707	476	17,625
Ending Balance	19,603	17,740	26,077
Change in unrealized gains/(losses) relating to instruments still held	521	(530)	(7,201)
Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	12,419	10,886	20,580
Total gains (losses) (realized and unrealized)	(2,186)	(2,888)	(5,346)
Purchases	1,436	206	3,275
Sales	(471)	(2,346)	(5,263)
Settlements	(16,624)	(5,317)	(1,018)
Issuances	0	0	0
Net transfers into (out of) Level 3	16,312	5,569	191
Ending Balance	10,886	6,110	12,419
Change in unrealized gains/(losses) relating to instruments still held	(4,000)	(2,366)	(6,976)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	105	0	0
Total gains (losses) (realized and unrealized)	(105)	35	105
Purchases	0	0	0
Sales	0	0	0
Settlements	0	0	0
Issuances	0	0	0
Net transfers into (out of) Level 3	0	0	0
Ending Balance	0	35	105
Change in unrealized gains/(losses) relating to instruments still held	0	35	(105)
Other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	61,129	53,175	40,911
Total gains (losses) (realized and unrealized)	(9,934)	433	(17,705)
Purchases	706,846	104,097	77,508
Sales	(677,220)	(73,335)	(8,613)
Settlements	(27,641)	(51,374)	(25,799)
Issuances	0	0	0
Net transfers into (out of) Level 3	(5)	9,567	(5,173)
Ending Balance	53,175	42,563	61,129
Change in unrealized gains/(losses) relating to instruments still held	(5,283)	(98)	(12,562)
Loans and other receivables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	47,304	46,985	81,872
Total gains (losses) (realized and unrealized)	(5,137)	(4,507)	24,794
Purchases	149,228	106,965	63,768
Sales	(130,832)	(48,350)	(53,095)
Settlements	(15,311)	(5,788)	(34,622)
Issuances	0	0	0
Net transfers into (out of) Level 3	1,733	18,775	(35,413)
Ending Balance	46,985	114,080	47,304
Change in unrealized gains/(losses) relating to instruments still held	(8,457)	(2,321)	17,451
Investments at fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	329,944	396,254	314,359
Total gains (losses) (realized and unrealized)	76,636	(183,480)	20,975
Purchases	9,798	11,236	18,528
Sales	(17,570)	(28,749)	(22,818)
Settlements	0	0	(1,100)
Issuances	0	0	0
Net transfers into (out of) Level 3	(2,554)	10,151	0
Ending Balance	396,254	205,412	329,944
Change in unrealized gains/(losses) relating to instruments still held	76,042	(180,629)	22,999
Investment in FXCM
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	72,800	73,150	164,500
Total gains (losses) (realized and unrealized)	18,616	(8,139)	23,161
Purchases	0	1,500	0
Sales	0	0	0
Settlements	(18,266)	(7,391)	(114,861)
Issuances	0	0	0
Net transfers into (out of) Level 3	0	0	0
Ending Balance	73,150	59,120	72,800
Change in unrealized gains/(losses) relating to instruments still held	7,723	(8,139)	1,070
Securities purchased under agreements to resell
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance		0
Total gains (losses) (realized and unrealized)		0
Purchases		0
Sales		0
Settlements		0
Issuances		25,000
Net transfers into (out of) Level 3		0
Ending Balance	0	25,000
Change in unrealized gains/(losses) relating to instruments still held		0
Loans
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	3,486	6,376	378
Total gains (losses) (realized and unrealized)	84	(1,382)	196
Purchases	(4,626)	(2,573)	(385)
Sales	7,432	6,494	2,485
Settlements	0	0	0
Issuances	0	0	0
Net transfers into (out of) Level 3	0	548	812
Ending Balance	6,376	9,463	3,486
Change in unrealized gains/(losses) relating to instruments still held	(28)	1,382	(2,639)
Derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	6,746	21,614	3,441
Total gains (losses) (realized and unrealized)	(3,237)	(21,452)	(1,638)
Purchases	(17)	(4,323)	0
Sales	14,920	36,144	0
Settlements	(1,335)	2,227	5,558
Issuances	0	0	456
Net transfers into (out of) Level 3	4,537	42,958	(1,071)
Ending Balance	21,614	77,168	6,746
Change in unrealized gains/(losses) relating to instruments still held	(646)	12,098	(17,740)
Long-term debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0	200,745
Total gains (losses) (realized and unrealized)	(30,347)	(18,662)
Purchases	0	0
Sales	0	0
Settlements	0	(11,250)
Issuances	84,860	348,275
Net transfers into (out of) Level 3	146,232	(39,039)
Ending Balance	200,745	480,069	0
Change in unrealized gains/(losses) relating to instruments still held	10,951	$ 29,656
Other secured financings
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 0		418
Total gains (losses) (realized and unrealized)			(418)
Purchases			0
Sales			0
Settlements			0
Issuances			0
Net transfers into (out of) Level 3			0
Ending Balance			0
Change in unrealized gains/(losses) relating to instruments still held			$ 0